Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurements
Schedule of financial instruments measured at fair value

Fair value measurements as of December 31, 2024
		Quoted prices	Significant
		in active market	other	Significant
		for identical	observable	unobservable
		assets	inputs	inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Investments in structured deposits and wealth management products	72,050	—	72,050	—

Fair value measurements as of December 31, 2025
		Quoted prices	Significant
		in active market	other	Significant
		for identical	observable	unobservable
		assets	inputs	inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Investments in structured deposits and wealth management products	65,517	—	65,517	—
Long-term investments:
Equity investments with readily determinable fair values	1,050,633	1,050,633	—	—